Provisions - Summary of classification of provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Non-Current	$ 21,146	$ 16,186	$ 15,902
Current	3,423	4,140	925
Asset retirement obligation [member]
Disclosure of other provisions [line items]
Non-Current	20,987	15,430	15,642
Current	761	823
Environmental remediation [member]
Disclosure of other provisions [line items]
Non-Current	159	756	260
Current	2,340	2,968	852
Contingencies [Member]
Disclosure of other provisions [line items]
Current	$ 322	$ 349	$ 55